Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 1,489,965,233	$ 1,449,294,549
Non-current receivables	1,159,251,669	903,678,141
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,585,696,074	1,526,741,488
Non-current receivables	1,162,097,195	916,729,235
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,502,576,369	1,427,709,524
Non-current receivables	1,065,146,628	775,262,173
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	28,315,349	31,474,982
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,140,561	48,358,190
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,086,512	17,972,222
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,572,821	16,543,822
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,650,247	11,522,260
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	15,441,857	27,808,169
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,821,092	11,142,122
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,784,424	28,572,932
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	88,850,420	159,492,141
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,299,913,086	1,074,822,684
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,254,163	12,061,685
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,837,793	35,583,465
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,872,271	9,511,845
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,067,483	10,257,758
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,760,256	4,950,129
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,247,704	21,602,876
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,862,387	5,729,653
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,595,126	23,719,622
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,955,745	51,841,516
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	737,978,886	685,684,933
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,254,163	12,061,685
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,837,793	35,583,465
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,872,271	9,511,845
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,067,483	10,257,758
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,760,256	4,950,129
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,247,704	21,602,876
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,862,387	5,729,653
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,595,126	23,719,622
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,955,745	51,439,031
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	737,978,886	685,468,573
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		402,485
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		216,360
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	791,431,814	860,943,482
Non-current receivables	6,000,627	2,234,948
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	791,431,814	860,324,637
Non-current receivables	6,000,627	2,234,948
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Other Consumers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		618,845
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	24,089,144
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		18,086,380
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	972,042	1,326,917
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,832,845
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		12,049,481
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	469,923	725,244
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,836,295
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		8,021,627
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	377,946	438,750
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,224,721
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,948,543
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	280,617	337,521
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,682,175
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		6,294,589
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	207,816	277,542
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,985,679
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,949,544
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	208,474	255,749
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,761,918
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,210,200
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	196,787	202,269
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,976,772
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		4,571,767
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	212,526	281,543
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	79,217,054
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		105,173,186
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,677,621	2,477,439
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	523,204,075
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		331,680,208
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	38,730,125	57,457,543
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,093,224	12,716,511
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	933,975	889,902
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,899,463	8,095,751
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	456,105	575,090
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,838,664	6,348,925
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	345,416	437,104
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,535,788	4,994,573
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	257,816	333,432
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,379,360	5,016,199
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	195,004	274,132
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,709,825	5,176,184
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	208,276	253,765
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,476,303	4,052,768
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	196,583	202,048
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,681,507	3,802,001
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	212,217	281,090
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	61,163,903	83,053,046
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,337,766	2,142,639
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	482,002,754	301,435,164
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	36,744,129	52,823,957
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,460,131	3,418,154
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	31,214	12,699
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,387,559	1,766,205
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,169	11,031
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	421,228	582,003
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,923	1,177
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	389,604	461,826
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		3,384
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	42,702	317,234
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,602	3,134
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	75,422	61,937
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,732
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	92,193	143,118
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	88,961	78,772
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,168,784	8,380,707
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,256
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	29,196,093	19,546,310
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	576,868	1,310,509
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,535,789	1,951,715
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,853	424,316
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,545,823	2,187,525
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	649	139,123
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	576,403	1,090,699
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	22,607	469
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	299,329	492,144
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	22,801	705
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	260,113	961,156
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,210	276
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	200,432	711,423
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	198	252
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	193,422	1,014,314
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	204	221
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	206,304	690,994
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	309	453
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,884,367	13,739,433
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	337,599	334,800
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,005,228	10,698,734
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,409,128	3,323,077
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	665,810,678
Non-current receivables	828,982
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		502,985,525
Non-current receivables		978,707
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	45,333,877	63,780,517
Non-current receivables	1,058,317,019	772,048,518
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	594,780,791	434,691,122
Non-current receivables	828,982	847,575
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	42,887,287	58,213,159
Non-current receivables	1,057,920,492	767,045,931
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	43,322,677	34,756,266
Non-current receivables		131,132
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	638,032	1,343,666
Non-current receivables	201,730	3,383,991
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	27,707,210	33,538,137
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,808,558	4,223,692
Non-current receivables	$ 194,797	$ 1,618,596